CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	56,027,758	51,525,919
Ordinary shares, shares outstanding	56,027,758	51,525,919